UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847-397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass           Schaumburg, Il            October 31, 2012
   -----------------------           --------------            ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           54
                                         -----------

Form 13F Information Table Value Total:  $   187,419
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
Aflac Inc.                                      001055102       4,221      88,156                              11,961         76,195
Berkshire Hathaway Cl A                         084670108         531           4                                   0              4
Best Buy Inc                                    086516101       3,381     196,545                              25,363        171,182
Cardinal Health Inc                             14149Y108       3,837      98,457                              13,617         84,840
Chevrontexaco Corp                              166764100       4,209      36,107                               4,898         31,209
Cisco Systems Inc                               17275R102       4,032     211,178                              29,324        181,854
Commerce Bancshares Inc                         200525103       4,098     101,618                              13,995         87,623
Conagra Incorporated                            205887102       4,206     152,441                              20,440        132,001
CSX Corp                                        126408103       3,695     178,092                              25,876        152,216
Endo Pharmaceuticals Holdings                   29264F205         852      26,855                                   0         26,855
Exxon Mobil Corporation                         30231G102       4,219      46,134                               6,242         39,892
Fiserv Inc                                      337738108       4,198      56,709                               7,693         49,016
Ford Motor Company                              345370860       3,942     399,822                              53,411        346,411
Garmin Ltd                                      H2906T109         280       6,700                                   0          6,700
Guggenheim Bulletshares 2012 C                  18383M597         410      20,132                                   0         20,132
Guggenheim Bulletshares 2013 C                  18383M589       6,021     287,686                              44,940        242,746
Guggenheim Bulletshares 2014 C                  18383M571       8,727     409,704                              59,954        349,750
Guggenheim Bulletshares 2015 C                  18383M563       6,972     318,910                              61,379        257,531
Guggenheim Bulletshares 2016 C                  18383M555      10,409     466,986                              69,455        397,531
Guggenheim Bulletshares 2017 C                  18383M548       5,748     251,204                              14,605        236,599
HollyFrontier Corporation                       436106108       4,215     102,124                              13,881         88,243
Huntington Bancshs Inc                          446150104       1,425     206,697                              29,596        177,101
Huntsman Corporation                            447011107       4,180     279,985                              38,825        241,160
Intel Corp                                      458140100       3,740     165,102                              23,607        141,495
Ishares Silver Trust                            46428Q109         712      21,260                                   0         21,260
K L A Tencor Corp                               482480100       3,867      81,056                              11,363         69,693
Kroger Company                                  501044101       3,974     168,813                              22,699        146,114
MARATHON PETE CORP                              56585A102       4,291      78,608                              10,632         67,976
Metro Pcs Group                                 591708102       1,048      89,503                                   0         89,503
Micron Technology Inc                           595112103       1,314     219,723                                   0        219,723
Minnesota Mining & Mfg                          88579Y101       4,169      45,114                               6,057         39,057
Omnicom Group                                   681919106       4,179      81,046                              11,100         69,946
Oracle Corporation                              68389X105       4,144     131,714                              18,612        113,102
Packaging Corp Amer                             695156109       1,635      45,052                               6,038         39,014
Pfizer Incorporated                             717081103       4,252     171,122                              23,249        147,873
Powershares Db Commodity Index                  73935S105         503      17,526                                   0         17,526
Powershs Agriculture ETF                        73936B408       3,366     114,453                              19,956         94,497
Powershs Base Metals ETF                        73936B705       2,792     140,993                              23,845        117,148
Powershs Energy ETF                             73936B101       4,775     167,963                              29,194        138,769
Reinsurance Gp Amer New                         759351604       4,153      71,766                              10,090         61,676
Service Corp Intl                               817565104       1,427     106,037                              15,104         90,933
Slm Corporation                                 78442P106       3,951     251,342                              35,276        216,066
SPDR Gold Trust                                 78463V107       2,140      12,449                               2,229         10,220
Symantec Corp                                   871503108       4,105     228,389                              31,327        197,062
Teco Energy Inc                                 872375100       3,930     221,513                              30,765        190,748
U G I Corporation New                           902681105       1,420      44,735                               6,384         38,351
United Parcel Service B                         911312106       4,035      56,385                               7,782         48,603
Verizon Communications                          92343V104       4,249      93,242                              12,425         80,817
Walgreen Company                                931422109       4,150     113,881                              16,314         97,567
Warner Chilcott Plc                             G94368100       3,067     227,178                              30,994        196,184
Waste Connections Inc                           941053100       1,340      44,311                                   0         44,311
Wolverine World Wide Inc                        978097103       1,196      26,962                                   0         26,962
Xcel Energy Inc Com                             98389B100       1,415      51,053                               7,309         43,744
Zimmer Holdings Inc                             98956P102       4,271      63,160                               8,776         54,384